American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
August 31, 2021

NT International Value - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Australia — 4.8%
Aristocrat Leisure Ltd.	414,465	13,756,373
BHP Group Ltd.(1)	96,036	3,177,506
Coles Group Ltd.	401,657	5,300,759
Commonwealth Bank of Australia	39,610	2,886,069
Fortescue Metals Group Ltd.	444,274	6,773,069
National Australia Bank Ltd.	209,332	4,220,371
Stockland, REIT	2,749,930	9,266,963
Wesfarmers Ltd.	376,961	16,464,324
Woolworths Group Ltd.	123,528	3,760,186
		65,605,620
Austria — 1.2%
voestalpine AG	351,917	15,975,256
Belgium — 0.9%
Solvay SA	92,914	12,161,589
Denmark — 0.5%
Novo Nordisk A/S, B Shares	71,215	7,129,326
Finland — 0.8%
Kone Oyj, B Shares	128,063	10,626,704
France — 11.9%
AXA SA	546,178	15,344,047
Cie de Saint-Gobain	244,062	17,692,771
Cie Generale des Etablissements Michelin SCA	128,081	20,735,797
Dassault Systemes SE	197,926	11,304,742
Hermes International	3,955	5,821,002
Ipsen SA	34,023	3,403,162
L'Oreal SA	7,876	3,694,940
Legrand SA	161,630	18,544,500
Publicis Groupe SA	164,542	10,802,192
Sanofi	49,561	5,136,433
Schneider Electric SE	137,678	24,598,444
STMicroelectronics NV	74,642	3,325,055
Thales SA	52,360	5,318,077
TotalEnergies SE	262,508	11,611,415
Veolia Environnement SA	120,579	4,137,946
		161,470,523
Germany — 8.8%
Allianz SE	77,237	18,132,294
BASF SE	37,641	2,911,878
Brenntag SE	192,725	19,449,484
Continental AG(2)	78,226	10,512,608
Deutsche Post AG	47,640	3,349,525
E.ON SE	307,243	4,053,628
GEA Group AG	244,736	11,296,479
Muenchener Rueckversicherungs-Gesellschaft AG	53,972	15,752,724
SAP SE	62,477	9,384,667
Siemens AG	74,899	12,425,354
Telefonica Deutschland Holding AG	1,330,697	3,735,431
Uniper SE	138,638	5,504,300

Volkswagen AG, Preference Shares	11,229	2,670,869
		119,179,241
Hong Kong — 3.8%
BOC Hong Kong Holdings Ltd.	3,242,500	9,812,363
CK Asset Holdings Ltd.	628,000	4,089,594
CLP Holdings Ltd.	558,000	5,577,723
Hang Seng Bank Ltd.	514,000	9,188,967
HKT Trust & HKT Ltd.	2,898,000	3,951,682
Hong Kong Exchanges & Clearing Ltd.	192,500	12,161,005
Sun Hung Kai Properties Ltd.	544,000	7,672,561
		52,453,895
Ireland — 1.4%
CRH plc	359,486	19,044,106
Israel — 3.8%
Bank Leumi Le-Israel BM	1,910,803	15,785,550
Check Point Software Technologies Ltd.(2)	84,842	10,658,700
Israel Discount Bank Ltd., A Shares(2)	2,616,067	13,512,693
Mizrahi Tefahot Bank Ltd.	354,370	11,789,038
		51,745,981
Italy — 2.7%
CNH Industrial NV	233,362	3,857,669
Enel SpA	744,431	6,782,093
FinecoBank Banca Fineco SpA(2)	817,518	15,060,365
Tenaris SA	1,128,674	11,360,441
		37,060,568
Japan — 20.1%
Advantest Corp.	39,800	3,428,834
Bridgestone Corp.	160,500	7,388,398
Brother Industries Ltd.	533,800	10,954,419
Canon, Inc.	552,000	13,133,254
Dai Nippon Printing Co. Ltd.	112,900	2,682,478
Daikin Industries Ltd.	32,800	8,185,127
ENEOS Holdings, Inc.	2,042,500	7,894,092
FUJIFILM Holdings Corp.	151,000	12,426,118
Fujitsu Ltd.	22,100	4,068,319
Honda Motor Co. Ltd.	331,000	10,018,250
Hoya Corp.	44,300	7,153,744
Iida Group Holdings Co. Ltd.	393,900	9,999,995
Japan Post Insurance Co. Ltd.	140,800	2,556,939
KDDI Corp.	460,400	14,072,300
Lixil Corp.	204,500	5,951,301
Mitsubishi Corp.	204,200	6,144,881
Mitsubishi Electric Corp.	814,600	11,136,478
Mitsui & Co. Ltd.	307,300	6,777,680
MS&AD Insurance Group Holdings, Inc.	304,000	9,840,137
Nabtesco Corp.	63,400	2,507,173
Nitto Denko Corp.	65,100	4,938,540
Omron Corp.	75,400	7,104,643
ORIX Corp.	400,900	7,479,780
Otsuka Holdings Co. Ltd.	158,800	6,757,659
Panasonic Corp.	785,600	9,391,901
Renesas Electronics Corp.(2)	414,800	4,441,635
Seiko Epson Corp.	488,900	9,105,648
Seven & i Holdings Co. Ltd.	95,300	4,158,543
Shionogi & Co. Ltd.	138,800	8,720,899

Shizuoka Bank Ltd. (The)	1,298,300	10,170,448
Softbank Corp.	162,100	2,169,357
Sompo Holdings, Inc.	81,000	3,560,573
Sony Group Corp.	113,400	11,725,034
Sumitomo Chemical Co. Ltd.	1,621,800	8,221,904
Tokyo Electron Ltd.	8,600	3,683,754
Toyota Motor Corp.	148,600	12,942,070
Yamaha Motor Co. Ltd.	122,900	3,126,786
		274,019,091
Netherlands — 4.2%
Aegon NV	1,081,223	5,338,798
Koninklijke Ahold Delhaize NV	597,526	20,159,002
NN Group NV(1)	155,678	8,075,444
Randstad NV	129,699	9,551,833
Wolters Kluwer NV	126,396	14,535,636
		57,660,713
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	200,081	4,669,473
Norway — 0.9%
Yara International ASA(1)	243,056	12,206,983
Portugal — 1.2%
Jeronimo Martins SGPS SA	743,820	15,756,767
Singapore — 2.2%
DBS Group Holdings Ltd.	597,309	13,244,177
Singapore Telecommunications Ltd.	2,207,600	3,800,487
United Overseas Bank Ltd.	654,600	12,392,412
		29,437,076
Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA(2)	3,594,863	23,528,349
Enagas SA	158,982	3,618,862
Endesa SA	429,645	10,329,598
Iberdrola SA	318,582	3,947,699
Industria de Diseno Textil SA	261,718	8,940,654
Naturgy Energy Group SA(1)	409,396	10,530,687
		60,895,849
Sweden — 2.8%
Atlas Copco AB, B Shares	80,881	4,683,900
Atlas Copco AB, A Shares	101,922	7,006,861
Husqvarna AB, B Shares	181,099	2,432,789
Investor AB, B Shares	469,085	11,219,877
Sandvik AB	372,072	9,494,944
Securitas AB, B Shares	181,697	3,022,564
		37,860,935
Switzerland — 5.3%
Geberit AG	7,353	6,140,530
Holcim Ltd.(2)	52,372	2,984,237
Kuehne + Nagel International AG	20,500	7,492,089
Novartis AG	197,749	18,289,977
Partners Group Holding AG	11,524	20,432,094
Roche Holding AG	10,453	4,197,453
Sonova Holding AG	11,340	4,370,078
UBS Group AG	155,822	2,599,304
Zurich Insurance Group AG	11,687	5,128,154
		71,633,916

United Kingdom — 15.7%
3i Group plc	259,641	4,775,079
Aviva plc	3,347,881	18,607,903
Barclays plc	1,057,909	2,682,232
BHP Group plc	630,947	19,619,885
BP plc	2,434,157	9,902,867
Bunzl plc	91,470	3,314,263
Evraz plc	1,365,072	11,103,792
GlaxoSmithKline plc	555,869	11,181,641
HSBC Holdings plc	1,181,442	6,239,023
J Sainsbury plc	1,092,028	4,564,243
JD Sports Fashion plc	586,409	8,143,019
Kingfisher plc	933,800	4,496,266
Legal & General Group plc	1,636,863	6,080,344
M&G plc	4,364,559	12,363,276
National Grid plc	303,165	3,921,202
Next plc	108,628	11,813,401
Prudential plc	183,677	3,826,841
Rio Tinto plc	315,248	23,323,378
Royal Dutch Shell plc, B Shares	916,111	18,026,872
SSE plc	180,126	4,046,391
Unilever plc	204,258	11,373,064
Vodafone Group plc	8,149,202	13,687,160
		213,092,142
United States — 0.7%
Broadcom, Inc.	6,595	3,279,100
Microsoft Corp.	20,355	6,144,767
		9,423,867
TOTAL COMMON STOCKS (Cost $1,169,388,973)		1,339,109,621
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(2) (Cost $—)	46,556	23,894
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $2,846,260), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $2,789,437)		2,789,435
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/30, valued at $7,112,544), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $6,973,004)		6,973,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	114,153	114,153
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,876,588)		9,876,588
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $13,444,758)	13,444,758	13,444,758
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,192,710,319)		1,362,454,861
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,538,485)
TOTAL NET ASSETS — 100.0%		$1,359,916,376

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.6%
Industrials	17.5%
Consumer Discretionary	12.4%
Materials	10.4%
Information Technology	8.3%
Health Care	5.8%
Consumer Staples	5.1%
Utilities	4.7%
Energy	4.3%
Communication Services	3.9%
Real Estate	1.5%
Temporary Cash Investments	0.7%
Temporary Cash Investments - Securities Lending Collateral	1.0%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,533,526. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,589,775, which includes securities collateral of $7,145,017.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	20,082,567	1,319,027,054	—
Warrants	—	23,894	—
Temporary Cash Investments	114,153	9,762,435	—
Temporary Cash Investments - Securities Lending Collateral	13,444,758	—	—
	33,641,478	1,328,813,383	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.